May 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RiverSource Account F
    File Nos. 2-73114/811-3217
    RiverSource Variable Retirement and Combination Retirement Annuities

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-0175 or Boba Selimovic at (612) 671-7449.

Very truly yours,


/s/ Elisabeth A. Dahl
-------------------------------------
Elisabeth A. Dahl
Assistant General Counsel